Cover	Sep. 08, 2026	May 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	Digital Turbine, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35958
Entity Tax Identification Number	22-2267658
Entity Address, Address Line One	110 San Antonio Street,
Entity Address, Address Line Two	Suite 160,
Entity Address, City or Town	Austin,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	387-7717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key	0000317788
Amendment Flag	false